Related parties - Balances with the related parties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets:
Assets	₩ 739,764,256	₩ 691,795,333
Derivative financial assets	10,279,257	4,711,421
Liabilities:
Liabilities	680,943,223	635,473,468
BNP Paribas Cardif Life Insurance
Assets:
Credit card loans	154	105
Allowances for credit loss	(1)	(1)
Accrued income	23	32
Liabilities:
Deposits	5,559	2,984
Allowance for Undrawn Commitment	1	2
Key management personnel and their immediate relatives:
Assets:
Loans	3,402	5,003
Assets	1,165,189	68,038
Liabilities:
Liabilities	53,612	29,797
Incorporated association Finance Saving Information Center
Assets:
Credit card loans	2	0
Liabilities:
Deposits	3	7
Nomura Rifa Private Real Estate Investment Trust No.19
Assets:
Allowances for credit loss	(247)	(471)
Accrued income	0	51
Loans	11,700	12,000
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Assets:
Accrued income	71	310
KOREA FINANCE SECURITY CO., LTD
Assets:
Credit card loans	6	0
Liabilities:
Deposits	131	132
Korea Credit Bureau
Assets:
Credit card loans	616	0
Allowances for credit loss	(1)	0
Liabilities:
Deposits	24	640
Goduck Gangil1 PFV Co., Ltd
Liabilities:
Deposits	4	11
SBC PFV Co., Ltd
Assets:
Allowances for credit loss	(1,345)	0
Accrued income	89	0
Loans	984,600	0
Liabilities:
Deposits	105	13,113
Goduck Gangil10 PFV Co., Ltd
Assets:
Allowances for credit loss	0	(5)
Loans	0	1,100
Liabilities:
Deposits	11,899	7,568
Shinhan Global Healthcare Fund 2
Liabilities:
Deposits	1	1
EDNCENTRAL Co.,Ltd.
Assets:
Allowances for credit loss	(74)	0
Accrued income	64	0
Loans	25,400	0
Liabilities:
Provisions	156	0
Deposits	1,170	0
Future-Creation Neoplux Venture Capital Fund
Assets:
Account receivables	3,600	3,600
Neoplux Market-Frontier Secondary Fund
Assets:
Account receivables	0	592
Gyeonggi-Neoplux Superman Fund
Assets:
Account receivables	1,696	1,174
Shinhan-Neoplux Energy Newbiz Fund
Assets:
Account receivables	721	1,883
SHINHAN-NEO Core Industrial Technology Fund
Assets:
Account receivables	399	123
Neoplux No.3 Private Equity Fund
Assets:
Account receivables	7,532	5,866
Korea Digital Asset Custody
Liabilities:
Deposits	0	34
Shinhan Smilegate Global PEF I
Liabilities:
Unearned revenue	0	7
WaveTechnology co.Ltd
Liabilities:
Deposits	115	17
SHINHAN-NEO Market-Frontier 2nd Fund
Assets:
Account receivables	1,402	1,596
iPIXEL Co.,Ltd.
Assets:
Credit card loans	14	0
Allowances for credit loss	(1)	0
Liabilities:
Deposits	717	11
Allowance for Undrawn Commitment	1	0
CJL No.1 Private Equity Fund
Liabilities:
Deposits	0	265
NewWave 6th Fund
Assets:
Account receivables	877	984
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Liabilities:
Deposits	852	923
Logisvalley Shinhan REIT Co.,Ltd.
Assets:
Allowances for credit loss	(30)	(36)
Accrued income	75	81
Loans	33,000	33,000
Liabilities:
Deposits	1,340	1,134
ShinhanAlbatross tech investment Fund
Liabilities:
Deposits	4,339	2,229
Shinhan Global Active REIT Co.Ltd
Liabilities:
Deposits	0	206
Shinhan VC tomorrow venture fund 1
Assets:
Account receivables	2,474	730
SH Global Net Zero Solution Security Investment Trust
Assets:
Accrued income	0	2
SEOKWANG TI
Liabilities:
Deposits	0	1
Shinhan Time 1st Investment fund
Liabilities:
Deposits	64	151
Shinhan-Cognitive Start-up Fund L.P.
Liabilities:
Unearned revenue	0	52
NH-J&-IBKC Label Technology Fund
Liabilities:
Deposits	59	301
Shinhan-JW Mezzanin New Technology Fund 1st
Liabilities:
Unearned revenue	0	7
Shinhan M&A-ESG Investment fund
Assets:
Account receivables	0	285
Shinhan General Private Real Estate Investment Trust No.3
Assets:
Accrued income	44	13
Capston General Private Real Estate Investment Trust No.26(Professional)
Assets:
Allowances for credit loss	(21)	0
Accrued income	90	0
Loans	20,000	0
Liabilities:
Deposits	0	1
SHINHAN Mid and SMALL-SIZED OFFICE VALUE-ADDED MO REIT Co., Ltd.
Assets:
Accrued income	145	21
ShinhanGB FutureFlow L.P [Member]
Assets:
Account receivables	41	0
CASCADETECH INC
Liabilities:
Deposits	35	0
SONGPA BIZ CLUSTER PFV CO LTD
Assets:
Allowances for credit loss	(119)	0
Accrued income	26	0
Loans	22,424	0
TECHFIN RATINGS Co., Ltd.
Assets:
Credit card loans	13	0
Allowances for credit loss	(2)	0
Liabilities:
Deposits	21,611	0
Allowance for Undrawn Commitment	7	0
Nomura-Rifa Private Real Estate Investment Trust 31
Assets:
Allowances for credit loss	(27)	0
Loans	14,000	0
Pacific Private Placement Real Estate Fund No.40
Assets:
Allowances for credit loss	(160)	0
Accrued income	124	0
Loans	14,000	0
Shinhan-DS Mezzanine Fund 1
Liabilities:
Unearned revenue	93	0
Shinhan-Csquared Mezzanine Fund 1
Liabilities:
Unearned revenue	19	0
KR Seocho Co., Ltd
Assets:
Allowances for credit loss	(213)	0
Accrued income	573	0
Loans	11,871	0
STIC ALT Global II Private Equity Fund
Liabilities:
Deposits	2,207	0
LB Scotland Amazon Fulfillment Center Fund 29
Assets:
Derivative financial assets	503	0
Shinhan AIM FoF Fund 1-A
Assets:
Derivative financial assets	3,511	0
PineStreet Global Corporate FoF XIII-2
Assets:
Derivative financial assets	104	0
KB Distribution Private Real Estate 3-1
Assets:
Allowances for credit loss	(4)	0
Accrued income	17	0
Loans	2,000	0
SH K REITs Infra Real Estate Investment Trust [Member]
Assets:
Accrued income	5	0
Shinhan-CJ TechInnovation Fund 1st
Liabilities:
Deposits	3,100	0
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]
Assets:
Accrued income	12	0
SH Prestige High Dividend Security Feeder No.1[Equity]
Assets:
Accrued income	₩ 14	₩ 0